Segmented Information - Segmented Balance Sheet (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of operating segments [line items]
Cash and investments	$ 975.5	$ 1,252.2
Insurance contract receivables	5,435.0	5,816.1
Assets held for sale	2,785.6	0.0
Deferred premium acquisition costs	1,344.3	1,543.7	$ 1,127.3
Recoverable from reinsurers (including recoverables on paid losses – $686.8; December 31, 2019 – $637.3)	9,155.8	10,533.2
Deferred income tax assets	375.9	713.9
Goodwill and intangible assets	6,194.1	6,229.1	5,676.9
Due from affiliates	0.0	0.0
Other assets	6,007.3	5,857.2
Investments in affiliates	0.0	0.0
Total assets	70,508.5	74,054.0
Accounts payable and accrued liabilities	4,814.1	4,996.1
Derivative obligations (including at the holding company – $22.8; December 31, 2019 – $0.3)	205.9	189.4
Due to affiliates	0.0	0.0
Liabilities associated with assets held for sale	2,035.1	0.0
Deferred income tax liabilities	0.0	356.4
Insurance contract payables	2,591.0	2,964.0
Provision for losses and loss adjustment expenses	28,500.2	30,809.3	29,081.7	$ 28,610.8	$ 19,481.8	$ 19,816.4	$ 17,749.1	$ 19,212.8	$ 19,648.8	$ 17,232.2
Provision for unearned premiums	7,222.4	8,397.5	6,272.2
Borrowings	7,232.6	8,814.0
Total liabilities	52,601.3	56,526.7
Shareholders' equity attributable to shareholders of Fairfax	14,378.1	13,856.6
Non-controlling interests	3,529.1	3,670.7
Total equity	17,907.2	17,527.3	$ 17,365.2
Equity and liabilities	70,508.5	74,054.0
Investments in associates (fair value $4,154.3; December 31, 2019 – $4,521.7)	5,984.4	6,439.6
Insurance and reinsurance companies
Disclosure of operating segments [line items]
Other assets	1,963.5	1,988.7
Accounts payable and accrued liabilities	2,080.0	2,429.7
Borrowings	1,039.6	1,033.4
Non-controlling interests	1,544.6	1,831.8
RiverStone Barbados | Insurance and reinsurance companies
Disclosure of operating segments [line items]
Investments in associates (fair value $4,154.3; December 31, 2019 – $4,521.7)	0.0	729.5
Portfolio investments, net
Disclosure of operating segments [line items]
Cash and investments	38,235.0	42,108.6
Operating companies
Disclosure of operating segments [line items]
Cash and investments	685.3	598.1
Insurance contract receivables	5,588.0	6,052.5
Assets held for sale	0.0	0.0
Deferred premium acquisition costs	1,364.7	1,574.4
Recoverable from reinsurers (including recoverables on paid losses – $686.8; December 31, 2019 – $637.3)	9,839.0	11,254.2
Deferred income tax assets	526.0	460.0
Goodwill and intangible assets	3,714.5	3,586.2
Due from affiliates	573.2	222.6
Other assets	1,465.6	1,526.4
Investments in affiliates	231.1	153.2
Total assets	57,905.9	63,375.4
Accounts payable and accrued liabilities	1,785.4	1,843.3
Derivative obligations (including at the holding company – $22.8; December 31, 2019 – $0.3)	145.4	114.9
Due to affiliates	14.7	8.3
Liabilities associated with assets held for sale	0.0	0.0
Deferred income tax liabilities	133.3	152.7
Insurance contract payables	2,731.9	3,224.2
Provision for losses and loss adjustment expenses	27,226.8	29,809.4
Provision for unearned premiums	7,317.9	8,550.1
Borrowings	1,039.6	1,033.4
Total liabilities	40,395.0	44,736.3
Shareholders' equity attributable to shareholders of Fairfax	15,991.1	17,117.4
Non-controlling interests	1,519.8	1,521.7
Total equity	17,510.9	18,639.1
Equity and liabilities	57,905.9	63,375.4
Operating companies | Portfolio investments, net
Disclosure of operating segments [line items]
Cash and investments	33,918.5	37,947.8
Corporate and eliminations(6)
Disclosure of operating segments [line items]
Cash and investments	290.2	654.1
Insurance contract receivables	(157.1)	(244.8)
Assets held for sale	(601.0)	0.0
Deferred premium acquisition costs	(20.4)	(30.7)
Recoverable from reinsurers (including recoverables on paid losses – $686.8; December 31, 2019 – $637.3)	(1,178.0)	(1,174.7)
Deferred income tax assets	(207.0)	189.3
Goodwill and intangible assets	0.8	0.0
Due from affiliates	(929.9)	(584.1)
Other assets	385.3	343.0
Investments in affiliates	(293.5)	(182.5)
Total assets	(3,031.1)	(272.3)
Accounts payable and accrued liabilities	219.2	526.5
Derivative obligations (including at the holding company – $22.8; December 31, 2019 – $0.3)	0.3	23.4
Due to affiliates	(159.8)	(125.9)
Liabilities associated with assets held for sale	(168.6)	0.0
Deferred income tax liabilities	(362.8)	6.0
Insurance contract payables	(155.0)	(271.8)
Provision for losses and loss adjustment expenses	(958.8)	(1,023.4)
Provision for unearned premiums	(95.5)	(152.6)
Borrowings	4,124.6	5,588.1
Total liabilities	2,443.6	4,570.3
Shareholders' equity attributable to shareholders of Fairfax	(5,499.5)	(5,152.7)
Non-controlling interests	24.8	310.1
Total equity	(5,474.7)	(4,842.6)
Equity and liabilities	(3,031.1)	(272.3)
Corporate and eliminations(6) | Portfolio investments, net
Disclosure of operating segments [line items]
Cash and investments	(320.5)	758.1
Intercompany Reinsurance
Disclosure of operating segments [line items]
Assets held for sale	(352.5)
Decrease in liabilities associated with assets-held-for-sale	(357.7)
Other | Run-off
Disclosure of operating segments [line items]
Cash and investments	0.0	0.0
Insurance contract receivables	4.1	8.4
Assets held for sale	3,386.6	0.0
Deferred premium acquisition costs	0.0	0.0
Recoverable from reinsurers (including recoverables on paid losses – $686.8; December 31, 2019 – $637.3)	494.8	453.7
Deferred income tax assets	6.3	0.1
Goodwill and intangible assets	43.5	41.1
Due from affiliates	356.1	357.7
Other assets	112.5	119.2
Investments in affiliates	62.4	29.3
Total assets	6,372.6	2,601.9
Accounts payable and accrued liabilities	75.4	59.9
Derivative obligations (including at the holding company – $22.8; December 31, 2019 – $0.3)	4.8	1.1
Due to affiliates	0.0	0.0
Liabilities associated with assets held for sale	2,203.7	0.0
Deferred income tax liabilities	0.0	0.0
Insurance contract payables	14.1	11.6
Provision for losses and loss adjustment expenses	2,232.2	2,023.3
Provision for unearned premiums	0.0	0.0
Borrowings	0.0	0.0
Total liabilities	4,530.2	2,095.9
Shareholders' equity attributable to shareholders of Fairfax	1,842.4	506.0
Non-controlling interests	0.0	0.0
Total equity	1,842.4	506.0
Equity and liabilities	6,372.6	2,601.9
Investments in associates (fair value $4,154.3; December 31, 2019 – $4,521.7)	260.5	129.3
Other | Other
Disclosure of operating segments [line items]
Cash and investments	0.0	0.0
Insurance contract receivables	0.0	0.0
Assets held for sale	0.0	0.0
Deferred premium acquisition costs	0.0	0.0
Recoverable from reinsurers (including recoverables on paid losses – $686.8; December 31, 2019 – $637.3)	0.0	0.0
Deferred income tax assets	50.6	64.5
Goodwill and intangible assets	2,435.3	2,601.8
Due from affiliates	0.6	3.8
Other assets	4,043.9	3,868.6
Investments in affiliates	0.0	0.0
Total assets	9,261.1	8,349.0
Accounts payable and accrued liabilities	2,734.1	2,566.4
Derivative obligations (including at the holding company – $22.8; December 31, 2019 – $0.3)	55.4	50.0
Due to affiliates	145.1	117.6
Liabilities associated with assets held for sale	0.0	0.0
Deferred income tax liabilities	229.5	197.7
Insurance contract payables	0.0	0.0
Provision for losses and loss adjustment expenses	0.0	0.0
Provision for unearned premiums	0.0	0.0
Borrowings	2,068.4	2,192.5
Total liabilities	5,232.5	5,124.2
Shareholders' equity attributable to shareholders of Fairfax	2,044.1	1,385.9
Non-controlling interests	1,984.5	1,838.9
Total equity	4,028.6	3,224.8
Equity and liabilities	9,261.1	8,349.0
Investments in associates (fair value $4,154.3; December 31, 2019 – $4,521.7)	1,663.0	1,373.5
Other | Portfolio investments, net | Run-off
Disclosure of operating segments [line items]
Cash and investments	1,906.3	1,592.4
Other | Portfolio investments, net | Other
Disclosure of operating segments [line items]
Cash and investments	$ 2,730.7	$ 1,810.3